SUBSEQUENT EVENTS (Details) - USD ($)																									9 Months Ended		12 Months Ended
	Dec. 19, 2025	Nov. 18, 2025	Nov. 04, 2025	Oct. 10, 2025	Sep. 15, 2025	Aug. 13, 2025	Aug. 08, 2025	Jun. 13, 2025	May 13, 2025	Mar. 12, 2025	Feb. 12, 2025	Jan. 17, 2025	Dec. 13, 2024	Nov. 13, 2024	Oct. 12, 2024	Oct. 09, 2024	Dec. 12, 2023	Nov. 13, 2023	Oct. 13, 2023	Sep. 12, 2023	Aug. 11, 2023	Jul. 12, 2023	Jun. 12, 2023	May 12, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 10, 2025	Nov. 26, 2025
SUBSEQUENT EVENTS
Cash deposited in trust account																									$ 434,801	$ 450,000	$ 594,934	$ 1,330,000
Maximum contribution to company or trust																$ 50,000
Maximum payment per share																$ 0.03
Stock redeemed or called during period, shares																1,235,698
Redemption price per share																$ 11.58
Aggregate redemption amount																$ 14,300,000											$ (14,306,363)	$ (208,978,864)
Sponsor
SUBSEQUENT EVENTS
Maximum contribution to company or trust																$ 50,000	$ 50,000
Maximum payment per share																$ 0.03	$ 0.025
Amended and Restated Extension Promissory Note
SUBSEQUENT EVENTS
Cash deposited in trust account					$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311		$ 50,000
Amended and Restated Extension Promissory Note | Sponsor
SUBSEQUENT EVENTS
Maximum contribution to company or trust																$ 50,000
Maximum payment per share																$ 0.03
Extension Promissory Note | Sponsor
SUBSEQUENT EVENTS
Cash deposited in trust account																		$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000
Subsequent event
SUBSEQUENT EVENTS
Cash deposited in trust account	$ 28,042	$ 28,042	$ 28,042							48,311	48,311
Stock redeemed or called during period, shares				909,330
Redemption price per share				$ 12.34																										$ 0.011
Redemption underpayment payable																													$ 9,998	$ 9,998
Aggregate redemption amount				$ 11,200,000
Subsequent event | Amended and Restated Extension Promissory Note
SUBSEQUENT EVENTS
Cash deposited in trust account										$ 48,311	$ 48,311	$ 48,311
Subsequent event | Amended and Restated Extension Promissory Note | Sponsor
SUBSEQUENT EVENTS
Maximum contribution to company or trust				$ 40,000
Maximum payment per share				$ 0.04